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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Legacy Capital Management
Address:   3741 Douglas Blvd. Suite 320
           Roseville, CA 95661

Form 13F File Number: 28-12424
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James F. McCarthy IV
Title:   Chief Compliance Officer
Phone:   916-783-6200

Signature, Place, and Date of Signing:


James F McCarthy          Roseville, CA        August 11, 2011
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:       84
                                        ------------------
Form 13F Information Table Value Total:      54,306
                                        ------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
Column 1                  Column 2Column 3   Column 4 Column 5            Column 6Column 7 Column 8
Name of Issuer            Title ofCusip      Value    SHARES/ SH/PRN PUT/ INVSTMT OTHER    VOTING   AUTH
                          Class               (X$1000)PRN AMT        CALL DSCRETN MANAGERS SOLE     SHAREDNONE
Aaron's Inc.                  COM      002535300         523    18540  SH          SOLE               18540
Abbott Laboratories           COM      002824100       1,851    35187  SH          SOLE               35187
Adobe Systems Inc.            COM      00724F101         953    30310  SH          SOLE               30310
Advanced Energy Inds.         COM      007973100          59     4000  SH          SOLE                4000
Aecom Technology Corp         COM      00766T100          76     2800  SH          SOLE                2800
Agco Corporation              COM      001084102         312     6335  SH          SOLE                6335
Agrium Inc.                   COM      008916108          29      340  SH          SOLE                 340
Alpha Natural Resources       COM      02076X102         864    19035  SH          SOLE               19035
Apple Computer Inc.           COM      037833100          77      232  SH          SOLE                 232
Applied Industrial Tech.      COM      03820C105          83     2350  SH          SOLE                2350
Archer Daniels Midland        COM      039483102         958    31785  SH          SOLE               31785
Avnet Inc                     COM      053807103       1,405    44100  SH          SOLE               44100
Bio Reference Labs            COM      09057G602          30     1450  SH          SOLE                1450
Bristol-Myers Squibb          COM       110122108         63     2200  SH          SOLE                2200
Bunge Ltd.                    COM      G16962105         931    13510  SH          SOLE               13510
Cameron Intl. Corp.           COM      13342b105          31      620  SH          SOLE                 620
Celgene Corp.                 COM       151020104      1,555    25790  SH          SOLE               25790
Chevron Corp                  COM       166764100      1,265    12305  SH          SOLE               12305
Cisco Systems Inc.            COM      17275R102       1,761   112834  SH          SOLE              112834
Cleveland-Cliffs Inc.         COM      18683K101         656     7100  SH          SOLE                7100
Clorox Company                COM       189054109        134     2000  SH          SOLE                2000
Comcast cl A                  COM      20030N101       1,237    48850  SH          SOLE               48850
Compass Div. Hldgs.           COM      20451Q104          37     2280  SH          SOLE                2280
Deere & Co.                   COM       244199105      1,627    19740  SH          SOLE               19740
Direct TV                     COM      25490A101          71     1400  SH          SOLE                1400
Dresser-Rand Group Inc.       COM       261608103         30      560  SH          SOLE                 560
DuPont de Nemour              COM       263534109      1,100    20360  SH          SOLE               20360
Eaton Corporation             COM       278058102         92     1800  SH          SOLE                1800
Enersys Inc.                  COM      29275Y102          30      900  SH          SOLE                 900
Esco Technologies Inc.        COM       296315104        195     5320  SH          SOLE                5320
Exxon Mobil Corporati         COM      30231G102       1,139    14000  SH          SOLE               14000
Franklin Resources            COM       354613101      1,208     9205  SH          SOLE                9205
Freeport-McMoran              COM      35671D857          84     1600  SH          SOLE                1600
General Electric Co           COM       369604103        100     5324  SH          SOLE                5324
Goodrich Corp                 COM       382388106      1,249    13080  SH          SOLE               13080
Greenbrier Companies          COM       393657101        273    13855  SH          SOLE               13855
H.B. Fuller Company           COM       359694106        992    40640  SH          SOLE               40640
Hewlett-Packard Co            COM       428236103      2,061    56640  SH          SOLE               56640
Hospira Inc                   COM       441060100      1,049    18520  SH          SOLE               18520
Illinois Tool Works           COM       452308109         40      720  SH          SOLE                 720
Insituform Technologies       COM       457667103        255    12185  SH          SOLE               12185
Intel Corporation             COM       458140100      1,770    79874  SH          SOLE               79874
JDA Software Group            COM      46612K108         432    13990  SH          SOLE               13990
JPMorgan Chase & Co           COM      46625H100         102     2500  SH          SOLE                2500
Jabil Circuit Inc.            COM       466313103      1,038    51420  SH          SOLE               51420
Johnson & Johnson             COM       478160104        749    11267  SH          SOLE               11267
Jos A. Bank Clothiers         COM       480838101      1,001    20035  SH          SOLE               20035
Kennametal Inc.               COM       489170100      1,162    27550  SH          SOLE               27550
Kimberly-Clark Corp.          COM       494368103        116     1750  SH          SOLE                1750
Lincoln National Corp.        COM       534187109        422    14815  SH          SOLE               14815
Manulife Financial Co         COM      56501R106          28     1600  SH          SOLE                1600
McDonalds Corporatio          COM       580135101         14      170  SH          SOLE                 170
Merck & Co. Inc.              COM      58933Y105       1,523    43178  SH          SOLE               43178
MetLife Inc.                  COM      59156R108       1,539    35095  SH          SOLE               35095
Microsemi Corporation         COM       595137100        289    14145  SH          SOLE               14145
Microsoft Corporation         COM       594918104      1,789    68813  SH          SOLE               68813
Murphy Oil Corp.              COM       626717102        858    13070  SH          SOLE               13070
Mylan Laboratories            COM       628530107      1,114    45160  SH          SOLE               45160
Newmont Mining Corp.          COM       651639106      1,519    28155  SH          SOLE               28155
Noble Corp                    COM      h5833n103         286     7260  SH          SOLE                7260
Occidental Petroleum          COM       674599105      1,324    12735  SH          SOLE               12735
On Semiconductor              COM       682189105         31     3000  SH          SOLE                3000
Parker-Hannifin Corp          COM       701094104      1,132    12625  SH          SOLE               12625
Peabody Energy Corp.          COM       704549104         88     1510  SH          SOLE                1510
Pfizer Inc.                   COM       717081103         58     2856  SH          SOLE                2856
Plexus Corp.                  COM       729132100        945    27150  SH          SOLE               27150
Procter & Gamble Co.          COM       742718109        282     4450  SH          SOLE                4450
Progress Software Corp        COM       743312100         31     1300  SH          SOLE                1300
Protective Life Corp.         COM       743674103        213     9245  SH          SOLE                9245
QLogic Corporation            COM       747277101        285    17910  SH          SOLE               17910
Reliance Steel                COM       759509102      1,108    22320  SH          SOLE               22320
Seachange Intl Inc.           COM       811699107         80     7500  SH          SOLE                7500
Semtech Corp.                 COM       816850101         30     1130  SH          SOLE                1130
Shaw Communications           COM      82028K200         219     9630  SH          SOLE                9630
Sonoco Products Corp.         COM       835495102        812    22860  SH          SOLE               22860
Stericycle Inc.               COM       858912108         11      132  SH          SOLE                 132
Suncor Energy Inc.            COM       867224107         30      780  SH          SOLE                 780
T Rowe Price Group Inc        COM      74144T108         321     5332  SH          SOLE                5332
TJX Companies Inc.            COM       872540109      1,232    23470  SH          SOLE               23470
Tech Data Corp.               COM       878237106      1,257    25715  SH          SOLE               25715
Teck Resources Limited        COM       878742204        997    19650  SH          SOLE               19650
Tupperware Brands             COM       899896104      1,437    21315  SH          SOLE               21315
Vodafone Group PLC            COM      92857W209          46     1750  SH          SOLE                1750
Whiting Petroleum             COM       966387102         56     1000  SH          SOLE                1000
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